Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination, Goodwill [Abstract]
Summary of Changes in the carrying amount of goodwill
Changes in the carrying amount of goodwill by the reporting units as of December 31, 2020 and 2021 were as follows:

	Meituan on-demand delivery	Bike-sharing maintenance	Eleme On- demand delivery	B&B solution	Housekeeping solution	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2019	11,194	5,218	9,819	—	—	26,231

Acquisition (Note 5 )	—	—	—	4,613	88,216	92,829
Impairment	—	(336)	—	—	—	(336)

Balance as of December 31, 2020	11,194	4,882	9,819	4,613	88,216	118,724

Impairment	—	—	—	—	(51,971)	(51,971)

Balance as of December 31, 2021	11,194	4,882	9,819	4,613	36,245	66,753

Balance as of December 31, 2021, in US$	1,757	766	1,541	724	5,687	10,475